Determination of Fair Value	12 Months Ended
Dec. 31, 2024
Disclosure of determination of fair value [Abstract]
Determination of Fair Value
Note 4 – Determination of Fair Value

A.	Derivatives and Long-term investment (Qoros)

See Note 29 Financial Instruments.

B.	Non-derivative financial liabilities

Non-derivative financial liabilities are measured at their respective fair values, at initial recognition and for disclosure purposes, at each reporting date. Fair value for disclosure purposes, is determined based on the quoted trading price in the market for traded debentures, whereas for non-traded loans, debentures and other financial liabilities is determined by discounting the future cash flows in respect of the principal and interest component using the market interest rate as of the date of the report.

C.	Fair value of equity-accounted investments

The fair value of equity-accounted investments may be accounted for based on:
1.          the investment as a whole; or
2.          each individual share making up the investment.

In determining the fair value of equity-accounted investments, the Group has elected to account for as an individual share making up the investment and that no premium is added to the fair value of equity-accounted investments.